American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2060 Portfolio
April 30, 2026

One Choice Blend+ 2060 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.7%
Avantis U.S. Equity Fund G Class	785,801	18,073,427
Avantis U.S. Small Cap Value Fund G Class	100,202	2,050,137
Focused Dynamic Growth Fund G Class	171,745	14,971,044
Focused Large Cap Value Fund G Class	1,342,475	14,807,504
Heritage Fund G Class	130,495	3,460,728
Mid Cap Value Fund G Class	217,482	3,451,432
Small Cap Growth Fund G Class	75,190	1,982,007
		58,796,279
International Equity Funds — 34.5%
Avantis Emerging Markets Equity Fund G Class	163,740	2,795,050
Avantis International Equity Fund G Class	750,555	12,676,866
Emerging Markets Fund G Class	230,483	4,339,990
Focused International Growth Fund G Class	229,551	4,531,342
Global Real Estate Fund G Class	184,211	2,737,374
International Small-Mid Cap Fund G Class	141,496	1,853,593
Non-U.S. Intrinsic Value Fund G Class	418,558	4,466,015
		33,400,230
Domestic Fixed Income Funds — 3.4%
Avantis Core Fixed Income Fund G Class	286,043	2,402,759
High Income Fund G Class	72,847	633,773
Inflation-Adjusted Bond Fund G Class	21,198	227,458
		3,263,990
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	35,671	336,731
Global Bond Fund G Class	89,747	782,590
		1,119,321
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	228,120	228,120
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $82,163,715)		96,807,940
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$96,807,940

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$17,427	$2,756	$4,371	$2,261	$18,073	786	$361	$423
Avantis U.S. Small Cap Value Fund	1,526	361	209	372	2,050	100	8	120
Focused Dynamic Growth Fund	11,484	4,641	2,120	966	14,971	172	89	845
Focused Large Cap Value Fund	11,418	4,486	1,431	335	14,808	1,342	(13)	1,455
Heritage Fund	2,759	1,375	126	(547)	3,461	130	(4)	448
Mid Cap Value Fund	2,753	915	188	(29)	3,451	217	(3)	396
Small Cap Growth Fund	1,534	437	104	115	1,982	75	3	108
Avantis Emerging Markets Equity Fund	2,133	336	220	546	2,795	164	11	89
Avantis International Equity Fund	6,352	5,479	951	1,797	12,677	751	21	373
Emerging Markets Fund	3,234	444	593	1,255	4,340	230	81	84
Focused International Growth Fund	3,550	1,022	184	143	4,531	230	1	42
Global Real Estate Fund	2,140	435	134	296	2,737	184	(1)	96
International Small-Mid Cap Fund	1,463	259	113	245	1,854	141	3	52
Non-U.S. Intrinsic Value Fund	3,537	1,111	336	154	4,466	419	5	449
Avantis Core Fixed Income Fund	2,057	561	216	1	2,403	286	(1)	76
High Income Fund	506	141	11	(2)	634	73	—	31
Inflation-Adjusted Bond Fund	181	47	4	3	227	21	—	5
Emerging Markets Debt Fund	270	64	6	9	337	36	—	16
Global Bond Fund	749	168	126	(8)	783	90	1	31
U.S. Government Money Market Fund	—	228	—	—	228	228	—	3
	$75,073	$25,266	$11,443	$7,912	$96,808	5,675	$562	$5,142
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.